[Letterhead of The Vanguard Group, Inc.]

April 9, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:                               Vanguard Municipal Bond Funds (811-02687)
                                    Registration Statement on Form N-14

                                    via electronic filing

Commissioners:

On behalf of Vanguard Long-Term Tax-Exempt Fund (the “National Fund”), a series of Vanguard Municipal Bond Funds, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”).  This Registration Statement is being filed to register Investor and Admiral class shares of the National Fund that would be issued to shareholders of Vanguard Florida Focused Long-Term Tax-Exempt Fund (the “Florida Fund”), a series of Vanguard Florida Tax-Free Funds. It is being requested that shareholders of the Florida Fund approve a reorganization of the Florida Fund with and into the National Fund.

It is proposed that this Registration Statement will become effective on May 9, 2013, pursuant to Rule 488 under the 1933 Act. A definitive proxy statement/prospectus will be filed and mailed to Florida Fund shareholders shortly thereafter.

If you have any questions or comments, please contact me at (610) 669-7310 or Sanu Thomas as (610) 669-6219.  Thank you for your time and consideration.

Sincerely,

/s/ Lex Smith

Lex Smith
Associate Counsel

cc:        Chad Eskildsen

            U.S. Securities and Exchange Commission